OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Carrying Amount	$ 11,191	$ 11,910
Customer Relationships [Member]
Carrying Amount	3,246	3,747
Intellectual Property [Member]
Carrying Amount	4,571	4,940
Capitalized Software Development Costs [Member]
Carrying Amount	$ 3,374	$ 3,223